Related Party Transactions (Details) - USD ($)				1 Months Ended							3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 21, 2022	Jan. 07, 2022	Sep. 03, 2021	Feb. 28, 2022	Jan. 21, 2022	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Aug. 30, 2021	Nov. 17, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2021
Related Party Transactions (Details) [Line Items]
Deferred offering costs																	$ 25,000
Common stock exchange (in Shares)																	2,875,000
Aggregate founder shares (in Shares)								3,162,500
Forfeiture shares (in Shares)								412,500
Promissory note									$ 285,778
Repaid promissory note			$ 285,778
Working capital			500,000
Convertible loan amount														$ 1,500,000
Warrant per share (in Dollars per share)														$ 1
Sponsor agreed loan	$ 163,000			$ 174,000
Borrowings											$ 500,000		$ 500,000
Sponsor payment													10,000	$ 10,000
Administrative service fees											$ 30,000	$ 10,000	90,000	40,000
Fees payable													80,000	10,000
Amount payable														10,000
Customer renewal value													4,554,000	4,554,000
DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note					$ 460,000	$ 150,000	$ 75,000	$ 75,000								$ 2,100,000
VoIP hosted and fiber services															$ 194,547	175,606
Company paid															157,935	88,143
Annual basis pay										$ 90,000
Principal balance outstanding															716,181
Customer renewal value		$ 120,621
Goodwill value															120,621
Company recognized															24,989
Other income expense															24,989
Total principal outstanding															272,500	$ 1,134,291
Principal balance outstanding															100,000
Debt discount															62,417
Interest expense															22,731
Unamortized debt discount															39,686
Voting preferred stock, description										Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officer: ● Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock ● Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock ● Craig Clement - 33 shares of Series F Super Voting Preferred Stock
Share payment															1,000,000
Acquisitions payable															1,000,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan amount													$ 300,000	$ 300,000
Share payment									$ 128,397,500
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend (in Shares)								287,500
Customer Relationship [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions (Details) [Line Items]
Annual basis pay															100,000
Total principal outstanding															600,000
Purchase price															600,000
Holdback amount															$ 100,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Convertible loan amount			$ 1,500,000
Warrant per share (in Dollars per share)			$ 1
Business combination price per share (in Dollars per share)											$ 1		$ 1